Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Interest income:
Loans, including fees		¥ 1,236,933	¥ 1,098,107
Deposits in other banks		83,569	57,768
Investment securities		201,580	185,852
Trading account assets		233,857	224,262
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		62,959	36,109
Total		1,818,898	1,602,098
Interest expense:
Deposits		323,884	240,723
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		142,906	72,657
Due to trust account, other short-term borrowings, and trading account liabilities		73,942	41,919
Long-term debt		145,113	126,553
Total		685,845	481,852
Net interest income		1,133,053	1,120,246
Reversal of credit losses		71,060	186,568	[1]
Net interest income after reversal of credit losses		1,204,113	1,306,814
Non-interest income:
Fees and commissions income		705,438	701,916
Foreign exchange losses-net		(99,407)	(3,025)
Trading account profits (losses)-net		(332,431)	69,428
Investment securities gains-net	[2],[3]	422,998	176,149	[1]
Equity in earnings of equity method investees-net		140,014	88,717	[1]
Other non-interest income		63,078	44,282
Total		899,690	1,077,467
Non-interest expense:
Salaries and employee benefits		577,915	568,320
Occupancy expenses-net		88,484	88,567
Fees and commissions expenses		155,522	146,625
Outsourcing expenses, including data processing		137,912	136,326
Depreciation of premises and equipment		44,664	46,159
Amortization of intangible assets		114,484	116,878
Impairment of intangible assets		667	16,591	[1]
Insurance premiums, including deposit insurance		46,696	45,103
Communications		29,557	28,158
Taxes and public charges		51,786	45,152
Other non-interest expenses		160,349	131,968
Total		1,408,036	1,369,847
Income before income tax expense		695,767	1,014,434
Income tax expense		143,212	234,336
Net income before attribution of noncontrolling interests		552,555	780,098	[1]
Net loss attributable to noncontrolling interests		(696)	(10,606)
Net income attributable to Mitsubishi UFJ Financial Group		553,251	790,704
Income used for the computation of basic EPS and diluted EPS (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group		553,251	790,704
Effect of dilutive instruments:
Stock acquisition rights, performance-based plan under the Board Incentive Plan and restricted stock units	[4]	(1,962)	(1,951)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 551,289	¥ 788,753
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding		13,123,663	13,354,885
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan	[4]	484	1,964
Weighted average common shares for diluted computation		13,124,147	13,356,849
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 42.16	¥ 59.21
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[4]	42.01	59.05
Cash dividend per common share		¥ 10.00	¥ 9.00

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.
[2]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income in six months ended on September 30, 2018. For additional information, refer to Note1.
[3]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥95 million and ¥81 million; Other comprehensive income-net by ¥13 million and ¥4 million; Total credit losses by ¥108 million and ¥85 million, for the six months ended September 30, 2017 and 2018, respectively.
[4]	For the six months ended September 30, 2018, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.